Subsequent Events (Details)		5 Months Ended	12 Months Ended
	Apr. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Aggregate value of shares issued | $		$ 25,000	$ 1,531,200
PIPE Investors | Subsequent Event | Subscription Agreements
Subsequent Event [Line Items]
Shares issued	7,500,000
Aggregate value of shares issued | $	$ 75,000,000
Purchase price per share | $ / shares	$ 10.00
Shares cancelled and forfeited	690,000
Number of outsatnding shares converted into common stock	2,760,000
Conversion basis	1
Number of warrants converted into common stock	301,750
PIPE Investors | Subsequent Event | Warrant [Member]
Subsequent Event [Line Items]
Aggregate oustanding principal amount | $	$ 500,000
PIPE Investors | Subsequent Event | Warrant [Member] | Subscription Agreements
Subsequent Event [Line Items]
Number of warrants execisbale for common stock	500,000
Price per warrant | $ / shares	$ 1.00
PIPE Investors | Subsequent Event | Common Stock | Subscription Agreements
Subsequent Event [Line Items]
Shares issued	3,510,405
PIPE Investors | Subsequent Event | RSU's | Subscription Agreements
Subsequent Event [Line Items]
Shares issued	493,489